SCHEDULE OF INVESTMENT IN LIFE INSURANCE POLICY (Details) - USD ($)	May 31, 2026	May 31, 2025	May 31, 2024
Insurance [Abstract]
Investment in life insurance policy	$ 76,565
Less: allowance for expected credit losses	(112)
Investment in life insurance policy, net	$ 76,453